FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 6:-	FAIR VALUE MEASUREMENTS

The following tables present information about the Company’s financial assets that have been measured at fair value on a recurring basis, as of June 30, 2024, and December 31, 2023, and indicate the fair value hierarchy of the valuation inputs utilized to determine such fair value:

	June 30, 2024
	(Unaudited)
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$1,176,178	$-	$1,176,178
Foreign currency derivative contracts:
Foreign exchange contracts	-	2,657	2,657
Total financial assets	$1,176,178	$2,657	$1,178,835

	December 31, 2023
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$1,024,658	$-	$1,024,658
Foreign currency derivative contracts:
Foreign exchange contracts	-	9,806	9,806
Total financial assets	$1,024,658	$9,806	$1,034,464

The Company classifies its highly liquid money market funds within Level 1 of the fair value hierarchy because they are valued based on quoted market prices in active markets. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.